LIABILITIES AND DEBT - Promissory Note Payable (Details)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 21, 2023 $ / shares shares	Mar. 31, 2023 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 15, 2023 USD ($)	Apr. 30, 2021 USD ($)	Feb. 28, 2021 USD ($)
Debt Instrument
Issue price per share | $ / shares		$ 4.20
Debt Discount Cost							$ 263,958
Net proceeds							3,280,360	$ 2,779,910
Promissory note payable, net			$ 5,613,839		$ 5,613,839		9,000,000	3,500,000
Common Stock
Debt Instrument
Shares issued to notes payable holders | shares					350
Bailey LLC
Debt Instrument
Aggregate principal amount									$ 5,500,000
Promissory note, annual interest rate (as a percent)									8.00%
Securities purchase agreement | Series C convertible preferred stock
Debt Instrument
Shares issued to notes payable holders | shares	5,761
Issue price per share | $ / shares	$ 1,000
Promissory note payable
Debt Instrument
Aggregate principal amount							3,500,000			$ 1,000,000
Debt discount							$ 73,958
Promissory note payable | Secondary Public Offering
Debt Instrument
Percentage of outstanding principal							10
Promissory note payable | Secondary Public Offering | Maximum
Debt Instrument
Aggregate principal amount							$ 4,000,000
Promissory note payable | Secondary Public Offering | Minimum
Debt Instrument
Aggregate principal amount							2,000,000
Promissory note payable | Bailey LLC
Debt Instrument
Aggregate principal amount							4,500,000
Promissory note payable | Notes Payable to Banks
Debt Instrument
Interest expense							$ 420,000	494,000
Promissory note, annual interest rate (as a percent)							12.00%
PPP Loan
Debt Instrument
Aggregate principal amount								203,994
PPP Loan | Bailey LLC
Debt Instrument
Aggregate principal amount								$ 204,000			$ 407,994
Bailey Note
Debt Instrument
Aggregate principal amount			3,500,000		$ 3,500,000		$ 3,500,000
Interest expense			105,000	$ 105,000	210,000	$ 210,000
Promissory note payable, net			3,500,000		3,500,000		3,500,000
Sundry Note
Debt Instrument
Interest expense			149,177		259,177
Promissory note, annual interest rate (as a percent)									8.00%
Promissory note payable, net			5,500,000		5,500,000		$ 5,500,000
Sundry Note | Securities purchase agreement
Debt Instrument
Cancellation of principal amount					5,500,000
Accrued interest converted					259,177
Sundry Note | Securities purchase agreement | Series C convertible preferred stock
Debt Instrument
Shares issued to notes payable holders | shares	5,761
Issue price per share | $ / shares	$ 1,000
March 2023 Notes
Debt Instrument
Debt discount			$ 608,750		$ 608,750
Original issue discount		$ 608,750
Net proceeds		1,850,000
Prepayment penalty			0.00%		0.00%
Percentage of notes to be repaid, if the Company completes a debt or equity financing of less than the threshold amount					$ 7,500,000
Percentage of notes to be repaid, if the Company completes a debt or equity financing of amount equal to or greater than the threshold amount			100.00%		100.00%
Penalty percentage on notes to be repaid, if the Company completes a debt or equity financing of amount equal to or greater than the threshold amount			0.00%		0.00%
Additional interest percentage			0.00%		0.00%
Original interest discount percentage			20.00%		20.00%
Amortization of debt discount					$ 263,839
Debt discount			$ (344,911)		(344,911)
Promissory note payable, net		$ 2,458,750	$ 2,458,750		$ 2,458,750
Percentage of notes to be repaid, if the Company completes a debt or equity financing of less than the threshold amount			50.00%		50.00%